Offerings	Mar. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% First Mortgage Bonds due 2029
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,577,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,371.58
Offering Note	The "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the registrant's Registration Statement on Form S-3 (File No. 333-281019).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% First Mortgage Bonds due 2031
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,956,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,948.92
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% First Mortgage Bonds due 2033
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 798,808,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,315.38
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% First Mortgage Bonds due 2036
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 847,654,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,061.02
Offering Note	See Note 1.